Borrowings	12 Months Ended
Sep. 30, 2022
Borrowings
Borrowings

15.    Borrowings

	2022	2021	2020
	$'000	$'000	$'000
Current liabilities
Bridging finance	—	—	1,034
Convertible loan notes B	—	—	4,426
	—	—	5,460

	2022	2021	2020
	$'000	$'000	$'000
Fair value
Bridging finance	—	—	1,034
Convertible loan notes A (treated as equity)	—	—	1,411
Convertible loan notes B	—	—	4,426
	—	—	6,871

Bridging Finance

The Group received a £800,000 ($1,033,632) loan from Evolution Equity Capital Limited in the year ended 30 September 2020. The loan attracted interest at 0% and was fully repaid within 2021.

Convertible loan notes A (“CLNA”)

The Group issued £1,000,000 ($1,411,034) CLNAs on 22 March 2018. CLNAs converted to ordinary shares within Arqit Quantum Inc. on 3 September 2021.

Convertible loan notes B (“CLNB”)

The Group issued £3,000,000 ($3,876,120) CLNBs on 21 June 2019 and issued a further £500,000 ($646,020) in the year ended 30 September 2020. CLNBs converted to ordinary shares within Arqit Quantum Inc. on 3 September 2021.

Future Fund Loan

The Group received an unsecured convertible loan of £8,500,000 ($11,452,900) relating to the future fund on 31 October 2020. An additional £2,000,000 ($2,694,800) unsecured convertible loan was received on 5 January 2021. The future fund loan converted to ordinary shares within Arqit Quantum Inc. on 3 September 2021. A total of $nil (30 September 2021 $961,268) was owed relating to interest at year end, which is included within other creditors.